LEASES - Future minimum payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	$ 35,319	$ 40,091
Present value of payments	29,914	33,123	$ 33,308
Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	35,319	40,091
Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	29,914	33,468
Within one year
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	4,730
Within one year | Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	4,730	5,071
Within one year | Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	4,650	4,995
After one year but not more than five years | Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	15,267	16,024
After one year but not more than five years | Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	13,764	14,369
More than five years | Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	15,322	18,996
More than five years | Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	$ 11,500	$ 14,104